Note 14 Loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[2]
Loans and receivables [Line Items]
Loans and advances to customers	€ 412,477	€ 377,643	€ 357,351	[1]
On demand [Member]
Loans and receivables [Line Items]
Loans and advances to customers	5,307	3,040	4,101
Credit card debt [Member]
Loans and receivables [Line Items]
Loans and advances to customers	27,720	22,889	18,898
Trade receivables [Member]
Loans and receivables [Line Items]
Loans and advances to customers	31,693	25,096	25,987
Lease receivables [member]
Loans and receivables [Line Items]
Loans and advances to customers	10,125	9,463	8,571
Reverse repurchase agreements [Member]
Loans and receivables [Line Items]
Loans and advances to customers	262	92	102
Other term loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers	331,451	312,186	294,059
Advances that are not loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers	€ 5,919	€ 4,877	€ 5,633

[1]	(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).